INCOME TAXES (Details) (USD $)	12 Months Ended																																						36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TSI	Dec. 31, 2011 TED	Dec. 31, 2010 TED	Dec. 31, 2012 Hong Kong THK	Dec. 31, 2011 Hong Kong THK	Dec. 31, 2010 Hong Kong THK	Dec. 31, 2012 Singapore TSI	Dec. 31, 2011 Singapore TSI	Dec. 31, 2010 Singapore TSI	Dec. 31, 2012 Singapore TED	Dec. 31, 2011 Singapore TED	Dec. 31, 2010 Singapore TED	Dec. 31, 2012 Switzerland	Dec. 31, 2012 Switzerland TSW	Dec. 31, 2011 Switzerland TSW	Dec. 31, 2010 Switzerland TSW	Dec. 31, 2012 Luxembourg	Dec. 31, 2012 Luxembourg TLB	Dec. 31, 2012 United States TUH/ TUS/TUP/TP-CA	Dec. 31, 2011 United States TUH/ TUS/TUP/TP-CA	Dec. 31, 2010 United States TUH/ TUS/TUP/TP-CA	Dec. 31, 2012 Japan TJP	Dec. 31, 2011 Japan TJP	Dec. 31, 2010 Japan TJP	Dec. 31, 2012 Germany TGM	Dec. 31, 2011 Germany TGM	Dec. 31, 2010 Germany TGM	Dec. 31, 2012 Italy TIL	Dec. 31, 2011 Italy TIL	Dec. 31, 2010 Italy TIL	Dec. 31, 2012 Spain TSP	Dec. 31, 2011 Spain TSP	Dec. 31, 2010 Spain TSP	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC HNTE	Dec. 31, 2011 PRC HNTE	Dec. 31, 2012 PRC Trina China HNTE	Dec. 31, 2011 PRC Trina China HNTE	Dec. 31, 2010 PRC Trina China HNTE	Dec. 31, 2009 PRC Trina China HNTE	Dec. 31, 2008 PRC Trina China HNTE	Dec. 31, 2013 PRC Trina China HNTE Future	Dec. 31, 2012 PRC TST HNTE	Dec. 31, 2011 PRC TST HNTE	Dec. 31, 2013 PRC TST HNTE Future
TAX EXPENSE
Income tax rate (as a percent)	25.00%	25.00%	25.00%		17.00%	17.00%	16.50%	16.50%	16.50%	17.00%	17.00%	17.00%		17.00%	17.00%	27.80%				28.80%		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	32.90%	32.90%	32.90%							25.00%
Income tax rate (as a percent)																						40.00%	40.00%	40.00%							31.40%	31.40%	31.40%	30.00%	30.00%	30.00%
Tax profit	$ (25,405,072)	$ 7,309,619	$ 48,069,198	$ 0	$ 0		$ 0			$ 0			$ 0
Preferential tax rate (as a percent)													5.00%				7.65%	7.65%	10.12%																			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Capital gains tax rate from disposal of projects (as a percent)																					0.00%
Renewal period of certificate																																														3 years